UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number: ____________

This Amendment (Check only one.):

[  ] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hewlett-Packard Company
Address:   3000 Hanover Street
           MS 20 BL
           Palo Alto CA 94304

Form 13F File Number:  28-2187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
Title:    Manager, Operations and Accounting
Phone:    650-857-2248

Signature, Place, and Date of Signing:

Cheryl Gorman   Palo Alto, CA   09-August-2000
[Signature]     [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.   (Check here if all holdings of
this reporting manager are reported in this report.

[ ] 13F NOTICE.    (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT.   (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager
(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-5160                    Intel Corporation


                                                  06/30/00

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $242,424
                                            (thousands)

List of Other Included Managers:


NONE



FORM 13F                                                               06/30/2000
REPORTING MANAGER: Hewlett-Packard Company

ITEM 1                      ITEM 2    ITEM 3    ITEM 4     ITEM 5       ITEM 6          ITEM       ITEM 8

NAME OF ISSUER              TITLE     CUSIP      FAIR    SHARES OR  INVESTMENT DISCRETIO MANA-      VOTING AUTHORITY
                            OF        NUMBER    MARKET   PRINCIPAL             SHARED    GERS
                            CLASS               VALUE    AMOUNT     SOLE SHARED OTHER              SOLE    SHARED NONE
                                                                    (A)   (B)     (C)             (A)       (B)   (C)

AKAMAI TECHNOLOGIES         COMMON   00971T101     4,575      38,531 x                    HP        38,531
CRITICAL PATH INC           COMMON   22674V100       225       3,861 x                    HP         3,861
CROSSROADS  SYSTEMS         COMMON   22765D100    25,851   1,023,819 x                    HP     1,023,819
DIGIMARC CORP               COMMON   253807101    11,550     300,000 x                    HP       300,000
INFOSPACE INC               COMMON   45678T102       344       6,229 x                    HP         6,229
NOVADIGM INC                COMMON   669937104    18,565     940,000 x                    HP       940,000
PRIMIX SOLUTIONS INC        COMMON   741620108       489     120,377 x                    HP       120,377
S1 CORP                     COMMON   78463B101     4,243     182,004 x                    HP       182,004
SOFTWARE.COM INC            COMMON   83402P104   165,723   1,276,016 x                    HP     1,276,016
SPATIAL TECHNOLOGY INC      COMMON   847246105     1,799     456,809 x                    HP       456,809
VIALINK CO                  COMMON   92552Q101       691      67,024 x                    HP        67,024
XCELERA.COM INC             COMMON   G3161110      8,369     246,160 x                    HP       246,160

GRAND TOTALS                                    242,424
